Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2014
Restricted Share Grant Activity

Restricted share grant activity for the year ended December 31, 2013 and six months ended June 30, 2014 was as follows:

	Number of non-vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
Balance as of January 1, 2013	369,648	$5.76
Granted	102,117	10.00
Vested	(258,000)	5.26

Balance as of December 31, 2013	213,765	$8.40	1.53 years	$5,758,829
Granted	12,348	24.29
Vested	(61,350)	6.39

Balance as of June 30, 2014	164,763	$10.33	1.35 years	$4,840,737

Weighted-Average Assumptions Used to Calculate Fair Value of Options Granted

The fair value of each option is calculated on the date of grant based on the Black-Scholes valuation model using the assumptions listed in the table below. Expected volatilities are based on the historic volatility of the Company’s stock price and other factors. The Company does not currently pay dividends and it is assumed this will not change. As these are the first options granted by the Company, the expected term of option granted is anticipated to be the mid-point of the exercisable period. The risk free rate is the rate adopted from the U.S. Government Zero Coupon Bond.

Expected volatility	25.0%
Expected dividend yield	0.0%
Expected term (in years)	6.5
Risk free rate	2.17%

Summary of Stock Option Activity

Options	Number of non-vested restricted options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
Balance as of January 1, 2014	—	—	—	—
Granted	231,055	$24.29	9.80	—
Vested	—	—	—	—
Balance as of June 30, 2014	231,055	$24.29	9.80	$1,176,070

Exercisable at June 30, 2014	—	—	—	—